Material Accounting Policies - Schedule of Useful Life or the Lease Term (Details)	12 Months Ended
Dec. 31, 2025
Land and Buildings [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Mainly percentage	10.00%
Vehicles [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Mainly percentage	33.00%
Office equipment (i.e. printing and photocopying machines) [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Lease term percentage	20.00%
Mainly percentage	20.00%
Bottom of Range [Member] | Land and Buildings [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Lease term percentage	4.00%
Bottom of Range [Member] | Vehicles [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Lease term percentage	20.00%
Top of Range [Member] | Land and Buildings [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Lease term percentage	10.00%
Top of Range [Member] | Vehicles [Member]
Schedule of Useful Life or the Lease Term [Line Items]
Lease term percentage	33.00%